Inventory (Sound Concepts Inc.) (Tables)	12 Months Ended
Dec. 31, 2018
Sound Concepts, Inc. [Member]
Schedule of Inventory
	December 31,
	2018	2017

Raw materials	$57,000	$64,000
Finished goods	97,000	340,000
Total inventory	154,000	404,000
Less inventory reserve	(31,000)	(97,000)
Total inventory, net	$123,000	$307,000